UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23213

USCF MUTUAL FUNDS TRUST

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Boulevard, Suite 640 Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1850 Mt. Diablo Boulevard, Suite 640

Walnut Creek, California 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)

At September 30, 2018

Besides the following listed futures contracts, treasury bills, money market funds and time deposits of the USCF Commodity Strategy Fund (the “Fund”) and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2018.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2018:

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Futures Contracts	% of Total Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Tin Futures LT October 2018 contracts	2	$199,660	Oct-18	$(10,910)	(0.4)%
LME Nickel Futures LN November 2018 contracts	4	346,212	Nov-18	(44,756)	(1.6)%
ICE Gas Oil Futures QS December 2018 contracts	3	199,200	Dec-18	17,175	0.6%
ICE Brent Crude Oil Futures CO February 2019 contracts	2	151,820	Dec-18	11,840	0.4%
LME Tin Futures LT January 2019 contracts	2	188,560	Jan-19	82	0.0%*
LME Zinc Futures LX January 2019 contracts	3	187,446	Jan-19	8,078	0.3%
	16	1,272,898		(18,491)	(0.7)%
United States Contracts
NYMEX RBOB Gasoline Futures RB December 2018 contracts	2	162,574	Nov-18	11,785	0.4%
ICE Cotton #2 Futures CT December 2018 contracts	5	207,850	Dec-18	(16,925)	(0.6)%
ICE Cocoa Futures CC December 2018 contracts	9	221,930	Dec-18	(36,800)	(1.3)%
CME Lean Hogs Futures LH December 2018 contracts	9	204,480	Dec-18	4,050	0.1%
COMEX Gold Futures GC December 2018 contracts	2	241,940	Dec-18	(2,700)	(0.1)%
CME Feeder Cattle Futures FC January 2019 contracts	3	231,500	Jan-19	475	0.0%*
NYMEX WTI Crude Oil Futures CL March 2019 contracts	3	199,140	Feb-19	18,390	0.7%
CBOT Wheat Futures W March 2019 contracts	9	255,212	Mar-19	(17,950)	(0.6)%
NYMEX Heating Oil Futures HO April 2019 contracts	2	182,490	Mar-19	13,516	0.5%
NYMEX Natural Gas Futures NG May 2019 contracts	8	207,050	Apr-19	1,990	0.1%
	52	2,114,166		(24,169)	(0.8)%

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Futures Contracts	% of Total Net Assets
Open Futures Contracts - Short**
Foreign Contracts
LME Tin Futures LT October 2018 contracts	2	$(188,700)	Oct-18	$(66)	0.0%*
LME Nickel Futures LN November 2018 contracts	2	(175,062)	Nov-18	24,316	0.9%
LME Zinc Futures LX January 2019 contracts	3	(190,310)	Jan-19	(5,235)	(0.2)%
	7	(554,072)		19,015	0.7%
Total Open Futures Contracts***	75	$2,832,992		$(23,645)	(0.8)%

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
1.87%, 10/04/2018	$150,000	$149,977	5.3%
1.78%, 10/11/2018	100,000	99,951	3.5%
1.97%, 10/18/2018	100,000	99,908	3.5%
2.00%, 10/25/2018	50,000	49,934	1.8%
2.01%, 11/01/2018	100,000	99,828	3.5%
1.84%, 11/08/2018	150,000	149,711	5.3%
2.03%, 11/15/2018	100,000	99,747	3.5%
2.03%, 11/23/2018	100,000	99,702	3.5%
2.04%, 11/29/2018	200,000	199,335	7.0%
1.87%, 12/06/2018	150,000	149,493	5.3%
2.07%, 12/27/2018	100,000	99,503	3.5%
1.76%, 1/03/2019	50,000	49,775	1.7%
2.13%, 1/10/2019	200,000	198,819	7.0%
2.19%, 1/17/2019	50,000	49,675	1.7%
2.20%, 1/24/2019	50,000	49,651	1.7%
2.18%, 1/31/2019	100,000	99,270	3.5%
2.19%, 2/14/2019	50,000	49,590	1.7%
2.20%, 2/21/2019	50,000	49,567	1.7%
2.24%, 2/28/2019	100,000	99,077	3.5%
2.28%, 3/14/2019	50,000	49,486	1.7%
2.33%, 3/21/2019	50,000	49,454	1.7%
2.27%, 3/28/2019	100,000	98,895	3.5%
Total Treasury Obligations (Cost $2,140,348)		$2,140,348	75.1%

United States - Money Market Funds
Fidelity Investments Money Market Funds - Government Portfolio	165,000	165,000	5.8%
Goldman Sachs Financial Square Funds - Government Fund - Class FS	210,000	210,000	7.4%
Total Money Market Funds (Cost $375,000)		$375,000	13.2%

	Face Amount
Time Deposits
Sumitomo, 1.54% due 10/01/2018	143,439	143,439	5.0%
Total Time Deposits (Cost $143,439)		$143,439	5.0%

Total Cash Equivalents (Cost $2,658,787)		$2,658,787	93.3%

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At September 30, 2018

	Principal Amount	Market Value	% of Total Net Assets
Short-Term Investment
United States Treasury Obligation
U.S. Treasury Bill:
2.44%, 6/20/2019	$50,000	$49,130	1.7%
Total Treasury Obligation (Cost $49,130)		$49,130	1.7%
Total Short-Term Investment (Cost $49,130)		$49,130	1.7%
Total Investments (Cost $2,707,917)(a)		$2,684,272	94.2%
Other Assets in Excess of Liabilities		164,587	5.8%
Total Net Assets		$2,848,859	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by long positions in Futures Contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $314,180 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $2,707,917.

Summary of Investments by Country^
United States	94.6%
Japan	5.3
United Kingdom	0.0 *
100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.
*	Position represents less than 0.05%.

USCF MUTUAL FUNDS TRUST
USCF Commodity Strategy Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at September 30, 2018, using the fair value hierarchy:

Investments	Total	Level 1	Level 2	Level 3
Cash Equivalents:
Time Deposits	$143,439	$143,439	$—	$—
United States Treasury Obligations	2,140,348	2,140,348	—	—
United States - Money Market Funds	375,000	375,000	—	—
Total Cash Equivalents, at fair value	$2,658,787	$2,658,787	$—	$—
Short-Term Investments:
United States Treasury Obligations	$49,130	$49,130	$—	$—
Total Short-Term Investments, at fair value	$49,130	$49,130	$—	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	$524	$524	$—	$—
United States Contracts	(24,169)	(24,169)	—	—
Total Exchange-Traded Futures Contracts	$(23,645)	$(23,645)	$—	$—
Total Investments	$2,684,272	$2,684,272	$—	$—

For the three months ended September 30, 2018, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

USCF MUTUAL FUNDS TRUST

Consolidated Notes to Schedule of Investments – September 30, 2018 (Unaudited)

Summary of Significant Accounting Policies

Basis of Consolidation

The USCF Commodity Strategy Fund’s (the “Fund”) Consolidated Schedule of Investments includes the holdings, including any investments in derivatives, of both the Fund and its consolidated trading subsidiary, USCF Cayman Commodity 1 (the “Subsidiary”). The Subsidiary, which is organized in the Cayman Islands and wholly-owned by the Fund, enables the Fund to hold derivatives, including futures contracts, and satisfy regulated investment company tax requirements provided that the Fund may only invest up to 25 percent of its total assets in the Subsidiary. Holdings specific to the Subsidiary are noted on the Consolidated Schedule of Investments.

As of September 30, 2018, net assets of the Fund and the Subsidiary were as follows:

Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
$ 2,848,859	$ 572,398	20.1%

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the USCF Mutual Funds Trust (the “Trust” or the “Registrant”) Board of Trustees. Investments in money market mutual funds are stated at net asset value (the “NAV”).

The Fund administrator uses the closing prices on the relevant Futures Exchanges of the Component Futures Contracts (determined at the earlier of the close of such exchange or 2:30 p.m. New York time) for the contracts held on the Futures Exchanges, but calculates or determines the value of all other investments of the Fund using market quotations, if available, or other information customarily used to determine the fair value of such investments.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

The expenses of the Fund, which are directly identifiable to the Fund, are applied directly to the Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Futures contracts ordinarily should be valued at the settlement prices quoted by market makers to determine appreciation or depreciation.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF MUTUAL FUNDS TRUST

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: November 21, 2018

By:	/s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: November 21, 2018